Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents balance
	December 31, 2013		December 31, 2014
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	715,316	715,316	394,214	394,214
US$	2,342	14,282	13,205	80,814

Total		729,598		475,028